PROVISIONS	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions

	Notes	December 31, 2024	December 31, 2023
Asset retirement obligations	(a)	$279.6	$347.4
Other		20.0	18.1
		$299.6	$365.5
Current portion of provisions		$14.5	$5.4
Non-current provisions		285.1	360.1
		$299.6	$365.5
(a)Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure for which the Company estimates future costs and recognizes a provision. These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the LOM, changes in discount rates, approved closure plans, estimated costs of reclamation activities and acquisition or construction of a new mine. The Company makes a provision based on the best estimate of the future cost of rehabilitating mine sites and related production facilities on a discounted basis.
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2024	2023
Balance, beginning of the year		$347.4	$298.5
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	12	(21.4)	36.2
Changes in asset retirement obligations at closed mines	29	(13.4)	9.7
Impairment reversal	28	(35.8)	—
Accretion expense	30	5.7	5.0
Disbursements		(2.9)	(2.0)
Balance, end of the year		$279.6	$347.4
Less: current portion		(14.5)	(5.4)
Non-current portion		$265.1	$342.0
As at December 31, 2024, the Company had restricted cash of XOF 34.6 billion (December 31, 2024 - $54.6 million; December 31, 2023 - XOF 31.2 billion; $52.6 million) for the guarantee of environmental closure costs obligations related to the Essakane mine (note 9).
As at December 31, 2024, the Company had CAD$205.3 million ($142.5 million; December 31, 2023 - CAD$167.4 million ($126.7 million)) of surety bonds, issued pursuant to arrangements with insurance companies, for the guarantee of environmental closure costs obligations related to the Westwood division (note 18(e)).
As at December 31, 2024, the Company had CAD$50.4 million ($35.0 million; December 31, 2023 - CAD$34.0 million ($25.8 million)) of surety bonds, issued pursuant to arrangements with insurance companies, for the guarantee of environmental closure costs obligations related to the Côté Gold mine (note 18(e)).
As at December 31, 2024, the Company had posted letters of credit in the amount of CAD$10.6 million ($7.4 million, December 31, 2023 - CAD$29.8 million, $22.6 million) under the Credit Facility and $10.9 million (December 31, 2023 - $10.9 million) in cash deposits as collateral for surety bonds. The balance of $159.2 million remains uncollateralized (note 18(e)).
As at December 31, 2024, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$ million[1]	$ million[1]
2025	$22.7	$1.4
2026	24.0	2.6
2027	12.3	2.8
2028	5.9	4.2
2029	2.6	6.9
2030 onwards	325.9	82.6
	$393.4	$100.5
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Westwood division, including Doyon, Côté Gold and other closed Canadian sites.
As at December 31, 2024, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Côté Gold mine	$107.3	$—	2025-2087
Essakane mine	—	100.5	2025-2050
Westwood division, including Doyon	280.6	—	2025-2054
Other Canadian sites	5.5	—	2025-2124
	$393.4	$100.5
(b)Provisions for litigation claims and regulatory assessments
The Company is from time to time involved in legal proceedings and regulatory inquiries, arising in the ordinary course of business. Typically the amount of ultimate liability with respect to these actions will not, in the opinion of management, materially affect the Company’s financial position, results of operations or cash flows.
During 2018, the Attorney General of Burkina Faso commenced proceedings against Essakane S.A. and certain of its employees generally relating to its practice of exporting carbon fines containing gold and silver from Burkina Faso to a third party facility in Canada for processing and eventual sale. The required payments with respect to shipments of carbon fines were made to the Burkinabe authorities on behalf of Essakane S.A. (and would have paid in respect of the 2018 shipment that was embargoed) pursuant to the royalty applicable under the Burkina Faso Mining Code to gold and silver produced by Essakane S.A. The Company vigorously defended itself and its employees against such proceedings. On December 26, 2023, Essakane S.A. entered into a settlement agreement with the Government of Burkina Faso and agreed to the forfeiture, directly to the State, of the embargoed carbon fines shipment in 2018 and an additional payment directly to the State of a fine in the approximate amount of $15 million. The forfeited carbon fines had a finished goods inventory carrying value of $13.5 million (note 29).